FAIR VALUE MEASUREMENT (Fair Value of Level 3 Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortization expenses from continuing operations	$ 873	$ 900	$ 809
Impairment loss on goodwill		758	1,407
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase agreement, option to acquire additional equity interest, percent amount	49.00%	40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount		1,115	162
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance			1,083
Impairment during the year		(1,115)
Foreign currency adjustment		32
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member] | Purchased Call Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		1,083
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member] | Purchased Call Options [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		1,083
Impairment during the year	0	(1,115)	(162)
Foreign currency adjustment	0	32	23
Gaokao re-take business [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on goodwill		758	1,407
Gaokao re-take business [Member] | Purchased Call Options [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		200
Impairment during the year	0	(201)	(477)
Foreign currency adjustment	0	1	7
Gaokao re-take business [Member] | Goodwill [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		764
Addition during the year	0
Amortization expenses from continuing operations	0
Impairment during the year	0
Foreign currency adjustment	0	(6)	27
Impairment loss on goodwill		(758)	(1,407)
Gaokao re-take business [Member] | Property Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment during the year		973
Gaokao re-take business [Member] | Property Plant and Equipment [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0	774	722
Addition during the year	0	1,110	725
Amortization expenses from continuing operations	0	(140)	(17)
Impairment during the year	0	(973)
Foreign currency adjustment	0	55	14
Gaokao re-take business [Member] | Non-Compete Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment during the year		332	274
Gaokao re-take business [Member] | Non-Compete Agreement [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		343
Addition during the year	0
Amortization expenses from continuing operations	0	(25)	(34)
Impairment during the year	0	(332)	(274)
Foreign currency adjustment	0	13
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase agreement, option to acquire additional equity interest, percent amount		40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount			477
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member] | Purchased Call Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance			200
Addition during the year
Amortization expenses from continuing operations
Impairment during the year		(201)
Foreign currency adjustment		1
Transferred during the year
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member] | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance			764
Addition during the year
Amortization expenses from continuing operations
Impairment during the year		(758)
Foreign currency adjustment		(6)
Transferred during the year
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member] | Property Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance		774	722
Addition during the year		1,110
Amortization expenses from continuing operations		(140)
Impairment during the year		(973)
Foreign currency adjustment		55
Transferred during the year	(774)
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member] | Non-Compete Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance			343
Addition during the year
Amortization expenses from continuing operations		(25)
Impairment during the year		(332)
Foreign currency adjustment		13
Transferred during the year